CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Gold revenue	$ 1,788,928	$ 1,155,637
Cost of sales
Production costs (Note 19)	(407,865)	(374,178)
Depreciation and depletion	(301,491)	(251,306)
Royalties and production taxes	(121,285)	(79,693)
Total cost of sales	(830,641)	(705,177)
Gross profit	958,287	450,460
General and administrative	(45,605)	(54,558)
Share-based payments (Note 11)	(17,129)	(17,139)
Reversal of impairment of long-lived assets (Note 7)	174,309	100,477
Gain on sale of Nicaraguan Group	0	40,129
Write-down of mineral property interests (Note 7)	(11,353)	(7,277)
Community relations	(6,484)	(3,227)
Share of net income of associate (Note 7)	22,167	1,114
Foreign exchange (losses) gains	(15,301)	1,633
Other	(5,957)	(3,604)
Operating income	1,052,934	508,008
Interest and financing expense	(15,803)	(26,550)
(Losses) gains on derivative instruments (Note 14)	(5,706)	1,580
Other	3,003	(649)
Income from continuing operations before taxes	1,034,428	482,389
Current income tax, withholding and other taxes (Note 16)	(309,913)	(114,449)
Deferred income tax expense (Note 16)	(52,102)	(59,081)
Net income from continuing operations	672,413	308,859
Net income from discontinued operations attributable to shareholders of the Company (Note 7)	0	6,982
Net income	672,413	315,841
Attributable to:
Shareholders of the Company	628,063	293,382
Non-controlling interests (Note 13)	$ 44,350	$ 22,459
Earnings per share from continuing operations (attributable to shareholders of the Company)
Basic (in USD per share)	$ 0.60	$ 0.28
Diluted (in USD per share)	0.59	0.28
Earnings per share (attributable to shareholders of the Company)
Basic (in USD per share)	0.60	0.29
Diluted (in USD per share)	$ 0.59	$ 0.29
Weighted average number of common shares outstanding (in thousands)
Basic (in shares)	1,043,385	1,014,100
Diluted (in shares)	1,056,302	1,022,915